Related party transactions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

11. Related party transactions

The Group had the following balances with related parties which consisted of the following:

Names of the related parties	Relationship with the Group
Lirong Liu	Chairman of the Board
Conggang Chen	The Vice Chairman of the Board
Minghui Liu	The General Manager

(a) Amounts due from related parties

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Lirong Liu	1,339,000	449,000	63,071
	1,339,000	449,000	63,071

(b) Amounts due to related parties

	As of March 31,
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Minghui Liu (i)	19,418,353	7,904,327	1,110,314
Conggang Chen	691,369	634,095	89,071
	20,109,722	8,538,422	1,199,385

(i)	Minghui Liu provided the interest-free loans to the Group, which are repayable on demand based on Minghui Liu’s funding needs, to support the Group’s business operation.

(c) Loans guaranteed by principal shareholders of the Group

There was no loan guaranteed by shareholders of the Group as of September 30, 2025 and March 31, 2025.

12. Related party transactions

The Group had the following balances with related parties which consisted of the following:

Names of the related parties	Relationship with the Group
Lirong Liu	Chairman of the Board
Conggang Chen	The Vice Chairman of the Board
Minghui Liu	The General Manager

(a) Amounts due from related parties

	As of March 31,
	2024	2025
	RMB	RMB	US$
Lirong Liu	126,400	1,339,000	188,088
	126,400	1,339,000	188,088

(b) Amounts due to related parties

	As of March 31,
	2024	2025
	RMB	RMB	US$
Minghui Liu (i)	18,980,310	19,418,353	2,727,680
Conggang Chen	193,626	691,369	97,116
	19,173,936	20,109,722	2,824,796

(i)	Minghui Liu provided the interest-free loans to the Group, which are repayable on demand based on Minghui Liu’s funding needs, to support the Group’s business operation.

(c) Loans guaranteed by principal shareholders of the Group

As of March 31, 2024, the Group’s short-term loan was guaranteed by certain shareholders of the Group as discussed in Note 7 Short-term borrowings. There was no loan guaranteed by shareholders of the Group as of March 31, 2025.